Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
11 – TRADE AND OTHER RECEIVABLES

	$ million
	Dec 31, 2020		Dec 31, 2019
	Current	Non-current	Current	Non-current
Trade receivables	21,781	—	30,216	—
Lease receivables	186	1,380	213	1,528
Other receivables	7,251	4,109	7,791	4,039
Amounts due from joint ventures and associates	726	829	912	1,078
Prepayments and deferred charges	3,681	1,323	4,282	1,440
Total	33,625	7,641	43,414	8,085

The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.

Other receivables at December 31, 2020, include receivables from certain governments in their capacity as joint arrangement partners of $1,357 million (2019: $1,209 million), after provisions for impairments, that are overdue in part or in full. Recoverability and timing thereof are subject to uncertainty, however, the ultimate risk of default on the carrying amount is considered to be low. Other receivables also include income tax and other tax receivables (see Note 16).

Provisions for impairments deducted from trade and other receivables amounted to $968 million at December 31, 2020 (2019: $649 million).
Allowance for expected credit losses - trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on Shell’s historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information. The ECL at December 31, 2020 is $112 million (2019: $83 million), which represents 0.27%-0.51% (2019: 0.08%-0.27%) of all trade receivables. The increase compared with prior year is mainly due to changes in the macroeconomic environment and the COVID-19 pandemic.

A loss allowance provision of $349 million (2019: $193 million) was established, in addition to all other impairments to trade receivables as at December 31, 2020, that are outside of the provision matrix calculations.

Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2020	Dec 31, 2019
Less than one year	262	305
Between 1 and 5 years	859	953
5 years and later	852	1,019
Total undiscounted lease payments receivable	1,973	2,277
Unearned finance income	407	536
Net investment in leases	1,566	1,741

In addition at December 31, 2020, Shell is entitled to contractual payments under operating leases of $248 million (2019: $344 million).